Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		$ 276	$ (13)		$ 17
Deferred Tax Expense (Recovery)		452	(838)		(814)
Total Tax Expense (Recovery) From Operations		728	(851)	[1]	(797)	[1]
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		104	(14)		14
Deferred Tax Expense (Recovery)	$ 106
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		0	1		3
Deferred Tax Expense (Recovery)	$ 217
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		171	0		0
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		$ 1	$ 0		$ 0

[1]	See Note 3(w) for revisions to comparative results.